Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues
Operating Expenses:
Research and development	3,139,413	1,348,966	4,403,921	2,497,461	4,925,001	4,240,451
General and administrative	2,243,327	1,385,580	5,565,306	2,903,488	8,148,929	5,915,290
Stock-based compensation - general and administrative	2,088,572	1,957,000	3,897,050	3,874,000	7,498,817	1,965,500
Total Operating Expenses	7,471,312	4,691,546	13,866,277	9,274,949	20,572,747	12,121,241
Loss before Income Taxes	(7,471,312)	(4,691,546)	(13,866,277)	(9,274,949)	(20,572,747)	(12,121,241)
Income tax expense	264,240	144,000	528,480	288,000	576,000	576,000
Net Loss	$ (7,735,552)	$ (4,835,546)	$ (14,394,757)	$ (9,562,949)	$ (21,148,747)	$ (12,697,241)
Net Loss Per Share - Basic (in Dollars per share)	$ (0.11)	$ (0.07)	$ (0.2)	$ (0.14)	$ (0.31)	$ (0.19)
Net Loss Per Share - Diluted (in Dollars per share)	$ (0.11)	$ (0.07)	$ (0.2)	$ (0.14)	$ (0.31)	$ (0.19)
Weighted Average Common Shares Outstanding
Weighted Average Common Shares Outstanding - Basic (in Shares)	71,552,402	67,500,000	71,552,402	67,500,000	68,053,607	67,500,000
Weighted Average Common Shares Outstanding - Diluted (in Shares)	71,552,402	67,500,000	71,552,402	67,500,000	68,053,607	67,500,000